SEGMENT REPORTING, Percentage of Value-added and Commodity-based Sales to Total Sales and Gross Sales by Major Product Classification (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Product Information [Line Items]
Total Gross Sales									$ 2,503,912	$ 2,086,005	$ 1,857,414
Sales allowances									(33,464)	(31,072)	(35,078)
Total Net Sales	525,738	651,780	738,436	554,494	470,763	533,366	593,693	457,111	2,470,448	2,054,933	1,822,336
Value-Added Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	58.10%				58.70%				58.10%	58.70%	58.80%
Total Gross Sales									1,454,233	1,223,949	1,092,615
Value-Added Sales [Member] | Trusses - Residential, Modular and Manufactured Housing [Member]
Product Information [Line Items]
Total Gross Sales									238,093	185,939	148,715
Value-Added Sales [Member] | Fencing [Member]
Product Information [Line Items]
Total Gross Sales									120,765	125,887	145,486
Value-Added Sales [Member] | Decking and Railing - Composite, Wood and Other [Member]
Product Information [Line Items]
Total Gross Sales									131,102	123,935	126,832
Value-Added Sales [Member] | Turn-key Framing and Installed Sales [Member]
Product Information [Line Items]
Total Gross Sales									159,811	137,633	120,317
Value-Added Sales [Member] | Industrial Packaging and Components [Member]
Product Information [Line Items]
Total Gross Sales									251,224	199,595	174,057
Value-Added Sales [Member] | Engineered Wood Products [Member]
Product Information [Line Items]
Total Gross Sales									60,335	50,703	41,313
Value-Added Sales [Member] | Manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									64,465	56,991	49,355
Value-Added Sales [Member] | Wall Panels [Member]
Product Information [Line Items]
Total Gross Sales									36,908	23,584	19,049
Value-Added Sales [Member] | Outdoor DIY Products [Member]
Product Information [Line Items]
Total Gross Sales									47,251	38,916	40,716
Value-Added Sales [Member] | Construction and Building Materials [Member]
Product Information [Line Items]
Total Gross Sales									162,362	125,446	94,768
Value-Added Sales [Member] | Lattice - Plastic and Wood [Member]
Product Information [Line Items]
Total Gross Sales									38,959	38,005	42,792
Value-Added Sales [Member] | Manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									80,335	61,013	39,772
Value-Added Sales [Member] | Siding, Trim and Moulding [Member]
Product Information [Line Items]
Total Gross Sales									29,157	24,996	20,088
Value-Added Sales [Member] | Hardware [Member]
Product Information [Line Items]
Total Gross Sales									16,295	13,350	12,094
Value-Added Sales [Member] | Manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									11,183	11,566	11,749
Value-Added Sales [Member] | Manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									5,882	6,336	5,418
Value-Added Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									106	54	94
Commodity-Based Sales [Member]
Product Information [Line Items]
Percentage of sales (in hundredths)	41.90%				41.30%				41.90%	41.30%	41.20%
Total Gross Sales									1,049,679	862,056	764,799
Commodity-Based Sales [Member] | Other [Member]
Product Information [Line Items]
Total Gross Sales									9,361	8,118	7,767
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Lumber [Member]
Product Information [Line Items]
Total Gross Sales									421,071	348,083	304,070
Commodity-Based Sales [Member] | Non-manufactured Treated Lumber [Member]
Product Information [Line Items]
Total Gross Sales									349,156	285,929	285,340
Commodity-Based Sales [Member] | Non-manufactured Brite and Other Panels [Member]
Product Information [Line Items]
Total Gross Sales									239,641	194,144	144,236
Commodity-Based Sales [Member] | Non-manufactured Treated Panels [Member]
Product Information [Line Items]
Total Gross Sales									$ 30,450	$ 25,782	$ 23,386